Other payable (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Other payable
	As at December 31,
	2018	2019
	RMB’000	RMB’000

Other payable to related parties(1)	27,804	1,735
Accrued expenses	5,734	5,515
Other taxes payable(2)	1,722	1,984
Total	35,260	9,234